Note 10 - Capital Risk Management	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of objectives, policies and processes for managing capital [text block]

10.     CAPITAL RISK MANAGEMENT

The Company’s objectives in managing its liquidity and capital are to safeguard the Company’s ability to continue as a going concern and to provide financial capacity to meet its strategic objectives. The capital structure of the Company consists of its equity (comprising of share capital, equity reserve, accumulated other comprehensive income (loss) and deficit) and lease obligation, net of cash and investments in equity securities as follows:

	December 31,	December 31,
	2021	2020
Equity	$367,521	$316,668
Lease obligation (Note 8)	385	476
Cash (Note 3)	(56,748)	(94,008)
Investments (Note 5)	(1,179)	(11,951)

The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust the capital structure, the Company may attempt to issue new shares, issue debt and/or acquire or dispose of assets.

In order to facilitate the management of its capital requirements, the Company prepares annual expenditure budgets that are updated as necessary depending on various factors, including successful capital deployment and general industry conditions. The annual budgets and any amendments thereto are approved by the Board of Directors. The Company currently does not pay out dividends.

The Company has working capital of $57,761 as at December 31, 2021. The Company may require additional capital in the future to meet its future project and other related expenditures (see Notes 6, 7, and 15).   Future liquidity may depend upon the Company’s ability to arrange debt or additional equity financings.

As at December 31, 2021, the Company does not have any long-term debt and is not subject to any externally imposed capital requirements. In the fourth quarter of 2021, the Company signed a commitment letter for a fully underwritten $40,000 revolving credit facility subject to the completion of definitive documentation which is still being finalized.